Retirement Plans (Postemployment Severance Plan And Defined Contribution Plan) (Narrative) (Details) (USD $) Share data in Millions, unless otherwise specified	12 Months Ended
	May 27, 2012	May 29, 2011	May 30, 2010	May 29, 2005
Unrecognized actuarial losses on postemployment severance costs	$ 4,800,000	$ 2,800,000
Percentage of employer contribution (percentage)	6.00%
Defined benefit plan net assets	664,900,000	658,900,000
Defined contribution plan, expense recognized	900,000	700,000	1,200,000
Amounts payable to highly compensated employees under non-qualified deferred compensation plan	201,400,000	200,100,000
ESOP borrowings from third parties	50,000,000
ESOP borrowings from at variable interest rate	25,000,000			1,600,000
ESOP incurred interest expense	0	100,000	100,000
Dividends received from employer	1,900,000	1,400,000	1,600,000
Contributions received from employer	500,000	100,000	200,000
ESOP's debt	5,900,000
Common shares held in ESOP (shares)	4.9
ESOP, allocated shares (shares)	3.7
ESOP, suspense shares (shares)	1.2
Additional shares acquired from common stock (shares)				0.05
ESOP shares, fair value	2,100,000
Description of Defined Contribution Pension and Other Postretirement Plans	We have a defined contribution plan covering most employees age 21 and older. We match contributions for participants with at least one year of service up to 6 percent of compensation, based on our performance. The match ranges from a minimum of $0.25 to $1.20 for each dollar contributed by the participant. The plan had net assets of $0.0 million at May 27, 2012 and $658.9 million at May 29, 2011. Expense recognized in fiscal 2012, 2011 and 2010 was $0.0 million, $0.7 million and $1.2 million, respectively. Employees classified as “highly compensated” under the IRC are not eligible to participate in this plan. Instead, highly compensated employees are eligible to participate in a separate non-qualified deferred compensation plan. This plan allows eligible employees to defer the payment of part of their annual salary and all or part of their annual bonus and provides for awards that approximate the matching contributions and other amounts that participants would have received had they been eligible to participate in our defined contribution and defined benefit plans. Amounts payable to highly compensated employees under the non-qualified deferred compensation plan totaled $0.0 million and $200.1 million at May 27, 2012 and May 29, 2011, respectively. These amounts are included in other current liabilities.
Employee Stock Ownership Plan
Variable rate of interest (percentage)	0.59%
Maturity date of debt	Dec. 01, 2014
Minimum
Employer contribution, per dollar	0.25
Maximum
Employer contribution, per dollar	$ 1.20